Financial Statements Schedule 1 - Condensed Statements of Changes in Equity (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Beginning balance					¥ 2,546,622		¥ 2,537,570	¥ 2,563,494
Loss and total comprehensive loss for the year					(7,982)	$ (1,161)	9,052	(25,924)
Ending balance		¥ 2,538,640	¥ 2,546,622	¥ 2,537,570	2,538,640	369,230	2,546,622	2,537,570
Share capital [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance					136		136	136
Ending balance		136	136	136	136	20	136	136
Additional paid in capital [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance					392,076		392,076	392,076
Ending balance		392,076	392,076	392,076	392,076	57,025	392,076	392,076
Capital reserve [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance	[1]				560,892		560,892	560,892
Ending balance	[1]	560,892	560,892	560,892	560,892	81,578	560,892	560,892
Share incentive plan reserve [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance					3,110		3,110	3,110
Ending balance		3,110	3,110	3,110	3,110	452	3,110	3,110
Retained profits [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance					1,462,815		1,457,126	1,483,050
Loss and total comprehensive loss for the year					(7,982)		9,052	(25,924)
Ending balance		1,446,809	1,462,815	1,457,126	1,446,809	$ 210,430	1,462,815	1,457,126
Parent [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance					854,727		858,347	866,311
Loss and total comprehensive loss for the year		(10,392)	(3,620)	(7,964)	(10,392)		(3,620)	(7,964)
Ending balance		844,335	854,727	858,347	844,335		854,727	858,347
Parent [member] | Share capital [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance					136		136	136
Ending balance		136	136	136	136		136	136
Parent [member] | Additional paid in capital [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance					392,076		392,076	392,076
Ending balance		392,076	392,076	392,076	392,076		392,076	392,076
Parent [member] | Capital reserve [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance					560,892		560,892	560,892
Ending balance		560,892	560,892	560,892	560,892		560,892	560,892
Parent [member] | Share incentive plan reserve [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance					3,110		3,110	3,110
Ending balance		3,110	3,110	3,110	3,110		3,110	3,110
Parent [member] | Retained profits [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance					(101,487)		(97,867)	(89,903)
Loss and total comprehensive loss for the year					(10,392)		(3,620)	(7,964)
Ending balance		¥ (111,879)	¥ (101,487)	¥ (97,867)	¥ (111,879)		¥ (101,487)	¥ (97,867)

[1]	Capital reserve include (a) additional capital contributions, comprising a cash injection of RMB159.8 million and an option of RMB386.3 million, being the fair value at grant date, by equity owners to acquire Zhengxing Wheel Group Co., Limited (b) capital contribution of RMB10.9 million in the year ended December 31, 2011 by equity owners pursuant to a shareholder agreement and (c) the recognition of share-based payment expenses of RMB3,829,000 (US$600,000) as of January 1, 2016, December 31, 2016, 2017 and 2018, in relation to restricted shares awarded to a management executive by an equity participant (Newrace Limited) .